Segment Reporting and geographical information (Additional information) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
MEXICO
Rights of Use Of Assets [Line Items]
Long Lived Tangible Assets And Operating Lease Right Of Use Asset	$ 6.4